Leases - Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Short-term leases	$ 382	$ 203	$ 534
Leasing agreements with low-value			96
Expense relating to lease payments not included in measurement of lease liabilities	$ 382	$ 203	$ 630